Long Term Debt - Narrative (Details) $ in Millions	Jan. 02, 2025 USD ($)
Term Loan A | Prepaid Outstanding Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 664